Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
OPERATING ACTIVITIES
Loss for the year	$ (13,063)	$ (7,128)	$ (16,776)
Add items not affecting cash / adjustments:
Depreciation	122	177	235
Interest expense	5,066	5,493	8,355
Unrealized foreign exchange (loss)	(1,058)	128	13
Loss (Gain) on fair value of derivatives and other instruments	(52)	(3,203)	2,732
Gain on marketable securities	0	0	(609)
Loss on partial settlement of Sprott Facility	(189)	0	0
Gain on extension of Sprott Facility	348	0	0
Deferred tax expense	55	72	106
Stock compensation expense	3,184	1,569	787
Share of joint venture expenditures	343	369	595
Directors' fees paid in deferred share units	152	142	112
Net change in non-cash working capital	(2,962)	(739)	(502)
Net cash flows from (used in) operating activities	(8,054)	(3,120)	(4,952)
FINANCING ACTIVITIES
Share issuance - warrant exercise	0	48	1,783
Proceeds from issuance of equity	27,949	5,705	25,024
Equity issuance costs	(1,546)	(514)	(1,876)
Cash received from option exercises	1,485	0	0
Sprott Facility principal repayments	(10,600)	0	0
Sprott Facility interest paid	(1,589)	(2,237)	(73)
Convertible note interest paid	(1,374)	0	(687)
Cash proceeds from debt	0	0	20,000
Costs associated with debt	(318)	(40)	(228)
Lease payments made	(91)	(66)	0
Repayment of Liberty debt and production payment termination	0	0	(41,023)
Share unit cash settlement	(151)	0	0
Cash received from Waterberg partners	1,829	1,697	3,522
Net cash flows from (used in) financing activities	15,594	4,593	6,442
INVESTING ACTIVITIES
Performance bonds	(43)	(67)	19
Investment in Lion Battery	(350)	(350)	(554)
Cash received from the sale of marketable securities	0	0	7,951
Expenditures from restricted cash (Waterberg)	0	0	126
Expenditures incurred on Waterberg Project	(2,415)	(4,953)	(6,990)
Net cash flows from (used in) investing activities	(2,808)	(5,370)	552
Net increase (decrease) in cash	4,732	(3,897)	2,042
Effect of foreign exchange on cash	19	(345)	491
Cash, beginning of year	1,308	5,550	3,017
Cash end of year	$ 6,059	$ 1,308	$ 5,550